UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Back Bay Financial Group, Inc.
Address: 535 Boylston Street, Suite 300
         Boston, MA  02116

13F File Number:  028-13127

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Siefert
Title:     President
Phone:     617-247-0518

Signature, Place, and Date of Signing:

      /s/  Robert Siefert     Boston, MA     August 04, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $115,684 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105      205     3887 SH       SOLE                     3887        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103      328     7828 SH       SOLE                     7828        0        0
BARCLAYS BK PLC                DJAIG CMDTY 36   06738C778    18603   260151 SH       SOLE                   260151        0        0
BP PLC                         SPONSORED ADR    055622104      209     3009 SH       SOLE                     3009        0        0
CHEVRON CORP NEW               COM              166764100      230     2319 SH       SOLE                     2319        0        0
COLGATE PALMOLIVE CO           COM              194162103      241     3490 SH       SOLE                     3490        0        0
CRA INTL INC                   COM              12618T105     1362    37670 SH       SOLE                    37670        0        0
EXXON MOBIL CORP               COM              30231G102      384     4355 SH       SOLE                     4355        0        0
GENERAL ELECTRIC CO            COM              369604103      360    13500 SH       SOLE                    13500        0        0
IDENIX PHARMACEUTICALS INC     COM              45166R204      109    15000 SH       SOLE                    15000        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      266     2246 SH       SOLE                     2246        0        0
ISHARES TR                     S&P 500 INDEX    464287200     9953    77757 SH       SOLE                    77757        0        0
ISHARES TR                     DJ SEL DIV INX   464287168      953    19345 SH       SOLE                    19345        0        0
ISHARES TR                     LEHMAN 3-7 YR    464288661      358     3350 SH       SOLE                     3350        0        0
ISHARES TR                     LEHMAN AGG BND   464287226     5288    52670 SH       SOLE                    52670        0        0
ISHARES TR                     US TIPS BD FD    464287176     3956    36680 SH       SOLE                    36680        0        0
ISHARES TR                     MSCI EAFE IDX    464287465      378     5498 SH       SOLE                     5498        0        0
ISHARES TR                     RUSSELL1000VAL   464287598    18801   272276 SH       SOLE                   272276        0        0
ISHARES TR                     S&P MIDCAP 400   464287507    19835   243135 SH       SOLE                   243135        0        0
ISHARES TR                     S&P SMLCAP 600   464287804     6709   111496 SH       SOLE                   111496        0        0
ISHARES TR                     RUSSELL MCP VL   464287473     8833    68662 SH       SOLE                    68662        0        0
MICROSOFT CORP                 COM              594918104      212     7724 SH       SOLE                     7724        0        0
MIDCAP SPDR TR                 UNIT SER 1       595635103     4247    28543 SH       SOLE                    28543        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105      359     4000 SH       SOLE                     4000        0        0
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408      283     4000 SH       SOLE                     4000        0        0
PROCTER & GAMBLE CO            COM              742718109      248     4080 SH       SOLE                     4080        0        0
SPDR SERIES TRUST              SHRT TERM MUNI   78464A425      462    20170 SH       SOLE                    20170        0        0
SPDR SERIES TRUST              DJWS REIT ETF    78464A607     3385    51718 SH       SOLE                    51718        0        0
SPDR TR                        UNIT SER 1       78462F103     2457    19197 SH       SOLE                    19197        0        0
UNITED PARCEL SERVICE INC      CL B             911312106      656    10670 SH       SOLE                    10670        0        0
UNITED TECHNOLOGIES CORP       COM              913017109      212     3430 SH       SOLE                     3430        0        0
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827     2464    31850 SH       SOLE                    31850        0        0
VANGUARD INDEX FDS             VALUE ETF        922908744     1482    26485 SH       SOLE                    26485        0        0
VANGUARD INDEX FDS             MCAP VL IDXVIP   922908512     1332    27754 SH       SOLE                    27754        0        0
VANGUARD INDEX FDS             SMALL CP ETF     922908751      524     8380 SH       SOLE                     8380        0        0